FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash	$ 153,147	$ 1,433,838	$ 2,712,446	$ 3,377,464
Accounts receivable	1,091,304	1,065,411
Current liabilities	2,282,409	983,023
Accounts payable and accrued liabilities	2,138,658	933,410
Income tax payable	68,024	10,024
Current portion of lease liability	56,997	16,636
RSU liability	18,730	22,953
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	153,147	1,433,838
Accounts receivable	982,114	972,680
Credit risk [Member] | Customer A [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	62,204	248,948
Credit risk [Member] | Customer B [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	482,500	258,508
Credit risk [Member] | Customer C [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	127,691	117,802
Credit risk [Member] | Customer D [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	44,044	136,257
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	153,147	1,433,838
Current liabilities	2,282,409	983,023
Accounts payable and accrued liabilities	2,138,658	933,410
Income tax payable	68,024	10,024
Current portion of lease liability	56,997	16,636
RSU liability	18,730	22,953
Undiscounted contractual lease liabilities	124,387	$ 17,352
Line of credit	$ 500,000
Line of credit interest rate description	Amounts drawn on the line of credit bear interest at the Wall Street Journal prime rate (WSJ Prime Rate) plus 1.00%. At December 31, 2024, the WSJ Prime Rate was 7.50%.
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, confidence interval	9.00%	2.00%
Value at risk	$ 15,862	$ 297